Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	€ 3	€ 3
Bank and other credit institutions	37,355	18,873
Bank and other credit institutions, foreign currency	68,015	63,623
Other cash equivalents	181	809
Total	€ 105,554	€ 83,308	€ 119,875	€ 113,865